Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 15 Commitments and Contingencies

Lease Commitments

The Company entered into leases for production plant in the PRC, Hong Kong office and director’s quarters. Please refer to Note 7 for details.

Contingencies

There were no contingencies identified for the as at December 31, 2024 and June 30, 2025.

Note 15 Commitments and Contingencies

Lease Commitments

The Company entered into leases for production plant in the PRC and director’s quarters. Please refer to Note 7 for details.

Contingencies

There were no contingencies identified for the years ended December 31, 2024 and 2023.